Business Combination - Schedule of Movement of Goodwill (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Movement of Goodwill [Abstract]
Balance as of March 31, 2024
Addition during the period	52,102,945
Impairment during the period	(41,366,680)
Foreign currency translation	97,470
Balance as of March 31, 2025	$ 10,833,735